Investment Contracts (Details) - EBP 004 - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total fully benefit-responsive investment contracts, at contract value	$ 72.1	$ 78.1
Synthetic GICs
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total fully benefit-responsive investment contracts, at contract value	69.7	75.2
Traditional GICs
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total fully benefit-responsive investment contracts, at contract value	$ 2.4	$ 2.9